Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Accumulated Other Comprehensive Loss
18.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The changes in accumulated other comprehensive loss by component, net of tax, are as follows:

	Foreign currency translation	Total
	RMB	RMB
Balance as of January 1, 2011	1,474	1,474
Current year other comprehensive loss	(56,253)	(56,253)

Balance as of December 31, 2011	(54,779)	(54,779)
Current year other comprehensive loss	(2,588)	(2,588)

Balance as of December 31, 2012	(57,367)	(57,367)
Current year other comprehensive loss	(25,222)	(25,222)

Balance as of December 31, 2013	(82,589)	(82,589)

Balance as of December 31, 2013, in US$	(13,643)	(13,643)